Earnings per Share (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Details
Net loss used in the computation of basic and diluted earnings per share	$ (85,102,314)		$ (20,706,448)	$ (478,170)
Weighted average shares outstanding - basic	63,595,532	32,500,000	42,871,414	32,500,000
Common stock equivalents
Total weighted average shares outstanding - diluted	63,595,532		42,871,414	32,500,000
Basic Net earnings	$ (1.36)	$ (0.01)	$ (0.48)	$ (0.01)
Diluted Net earnings	$ (1.36)	$ (0.01)	$ (0.48)	$ (0.01)